Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Operating Expense Text Block Abstract
Schedule of operating expenses
	Year ended December 31 2022 £’000	Year ended December 31 2021 £’000	Year ended December 31 2020 £’000

Depreciation of property, plant and equipment and right-of-use assets	34,900	21,172	5,897
Amortization of intangible assets	19,332	30,475	1,292
Impairment of intangible assets and goodwill	299,377	5,493	-
Expensed research and development costs	16,106	8,154	6,697